Expense Example {- Tech Hardware Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Tech Hardware Portfolio - Tech Hardware Portfolio-Default	Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918